GENERAL	9 Months Ended
Sep. 30, 2025
GENERAL [Abstract]
GENERAL
NOTE 1 - GENERAL

TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of services and products to the commercial and military aerospace and ground defense industries.

TAT has the following wholly owned subsidiaries, hereinafter collectively referred to as the “Group”: Limco-Piedmont Inc. (“Limco-Piedmont”), Limco Airepair Inc. (“Limco”), a wholly owned Delaware subsidiary of Limco-Piedmont, Piedmont Aviation Component Services LLC (“Piedmont”), a North Carolina limited liability company, wholly owned subsidiary of Limco-Piedmont Inc., and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), which was established in January 2016 as a joint venture. The accounting treatment of the joint venture is based on the equity method due to participating rights granted to the other stockholder.

TAT operations is focused  on the following four segments: (i) Original Equipment Manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through the Kiryat Gat facility; (ii) Maintenance Repair and Overhaul (“MRO”) services for heat transfer components and OEM of heat transfer solutions through Limco; (iii) MRO services for aviation components (mainly Auxiliary Power Unit (“APU”) and Landing Gear (“LG”)) through Piedmont ; and (iv) overhaul and coating of jet engine components through Turbochrome. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (TATT) and Tel-Aviv Stock Exchange (“TAT Tech”).

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack by Hamas on Israel’s southern border, Hezbollah in Lebanon has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in Northern Israel. Following the attacks, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks. In addition, Israel faces threats from more distant neighbors such as terrorist groups in Yemen, which attached Israel and limited the movement of marine shipments to Israel through the Red Sea. Further, on June 13, 2025, the Israel’s security cabinet declared a military operation against Iran, while Iran, in retaliation, launched hundreds of ballistic missiles toward Israel, some of which reached central areas. While most were intercepted by Israel’s multi-layered air defense systems, injuries were reported, and several casualties occurred.  On June 24, 2025, a ceasefire was implemented between Iran and Israel and, as of the date hereof, remains in place. In October 2025, a U.S.-brokered cease-fire between Israel and Hamas took effect. The cease-fire remains in place; however, its stability and duration remain uncertain. To date, the Company’s operations and financial results have not been materially affected by these events.

Also, since this is an event beyond the Company’s control and may impact our Israeli activity, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees. For the three and nine months ended on September 30, 2025, the Group’s activity in Israel contributed $12,207 and $36,339 out of total revenue of $46,235 and $131,481, respectively.

Furthermore, during 2025, global conflicts continue to create volatility in global financial and energy markets and contribute to supply chain shortages adding to the inflationary pressures in the global economy. These lead to higher material and labor costs, and as a result the Company decided to retain higher inventory levels. The Company actively collaborates with its suppliers to minimize the impacts of supply shortages on manufacturing and MRO services.

International operations are subject to a number of other risks, including import and export laws and the impact of tariffs. Changes in global tariff regimes, whether recently implemented or anticipated, may have broader implications for the Company’s operations. These may include increased volatility in purchasing prices due to shifting import costs, particularly with respect to raw materials and components sourced internationally. Furthermore, elevated tariffs can affect the pricing structure and profitability of cross-border transactions, potentially requiring adjustments to existing contracts with customers and suppliers located outside of the United States. While the full impact of these tariffs remains uncertain, since the Company serves its U.S. customers from production facilities in the U.S., the Company has ability to negotiate, and the tariffs will be substantially pass to customers. The Company is expecting minimal to no impact from the changes above.